14. Financial assets and liabilities (Details 9) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 ARS ($) $ / $ $ / €	Dec. 31, 2020 USD ($) $ / $ $ / €	Dec. 31, 2020 EUR (€) $ / $ $ / €	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 29,218,050			$ 33,012,869
Current financial assets	10,235,087			17,484,823
Financial assets	39,453,137			50,497,692
Non-current financial liabilities	31,694,088			43,412,362
Current financial liabilities	19,771,789			10,898,538
Financial liabilities	51,465,877			54,310,900
USD | Loans and Borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities	$ 31,694,088			43,412,362
Currency amount		$ 376,638			$ 532,441
Effective exchange rate | $ / $	84.15	84.15	84.15
USD | Loans and Borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 18,144,255			9,034,360
Currency amount		$ 215,618			110,804
Effective exchange rate | $ / $	84.15	84.15	84.15
USD | Trade and Other Payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 1,615,007			1,837,545
Currency amount		$ 19,192			22,537
Effective exchange rate | $ / $	103.07	103.07	103.07
EUR | Trade and Other Payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 12,527			26,633
Currency amount | €			€ 121			€ 291
Effective exchange rate | $ / €	103.53	103.53	103.53
Trade and Other Receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 29,218,050			33,012,869
Currency amount		$ 347,214			404,860
Effective exchange rate | $ / $	84.15	84.15	84.15
Cash and Cash Equivalents | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 253,193			2,424,379
Currency amount		$ 3,016			29,834
Effective exchange rate | $ / $	83.95	83.95	83.95
Cash and Cash Equivalents | EUR
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 206			91
Currency amount | €			€ 2			1
Effective exchange rate | $ / €	103.07	103.07	103.07
Other Financial Assets | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 2,743,403			7,900,297
Currency amount		$ 32,679			97,220
Effective exchange rate | $ / $	83.95	83.95	83.95
Other Financial Assets | EUR
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 227,896			0
Currency amount | €			€ 2,211			€ 0
Effective exchange rate | $ / €	103.07	103.07	103.07
Trade and Other Receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 5,640,913			6,441,940
Currency amount		$ 67,034			79,002
Effective exchange rate | $ / $	84.15	84.15	84.15
Trade and Other Receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 1,369,476			$ 718,116
Currency amount		$ 16,313			$ 8,837
Effective exchange rate | $ / $	83.95	83.95	83.95